Issued share capital (Tables)	6 Months Ended
Jun. 30, 2018
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Options Granted

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
Number of equity ordinary shares	m	m	m
At the beginning of the period	1,332.5	1,331.9	1,331.9
Exercise of share options	0.1	0.4	0.6
At the end of the period	1,332.6	1,332.3	1,332.5